FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Assets and Liabilities) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)		Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Financial assets carried at amortized cost
Cash and cash equivalents				₪ 121,860		₪ 134,287	₪ 113,062	₪ 129,577
Trade receivables and other receivables				142,399		141,648
Loans to others				17,650
Financial assets carried at amortized cost				281,909		275,935
Financial assets at fair value through profit or loss (FVTPL)
Financial assets at fair value through profit or loss				141,543		137,904
Financial assets at fair value through profit or loss (FVTPL)				141,543		137,904
Financial liabilities at amortizes cost
Trade payables and other payables				33,845		22,121
Financial liabilities at amortizes cost				₪ 33,845		22,121
US Dollars [Member]
Financial assets carried at amortized cost
Cash and cash equivalents | $	[1]	$ 35,260			$ 38,856
Trade receivables and other receivables | $		41,203
Loans to others		5,107	[1]
Financial assets carried at amortized cost | $		81,570
Financial assets at fair value through profit or loss (FVTPL)
Financial assets at fair value through profit or loss | $		40,956
Financial assets at fair value through profit or loss (FVTPL) | $		40,956
Financial liabilities at amortizes cost
Trade payables and other payables | $		9,794
Financial liabilities at amortizes cost | $		$ 9,794

[1]	Convenience Translation into US Dollars.